Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
Vesting Percentage Over Term
The Plan provides for vesting in employer contributions (matching and non-elective contributions) based on years of service as follows:

Full Years of Service	Percentage
Less than 2 years	—%
2 years but less than 3 years	50
3 years but less than 4 years	75
4 years or more	100